SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY
18.	SHAREHOLDERS’ EQUITY

On September 3, 2021, the Company issued 247,475,446 ordinary shares in connection with the acquisition of Camelot.

On December 17, 2021, the Company’s shareholders and Board of Directors approved to increase the Company’s authorized share capital to US$40,000 divided into 40,000,000,000 ordinary shares with a par value of US$0.001 each.

On March 31, 2022, the Company’s shareholders and Board of Directors authorized a share repurchase program (“2022 Share Repurchase Program”) under which the Company may repurchase up to US$100,000 of its ordinary shares in the form of ADSs during a twelve-month period. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management. Under the 2022 Share Repurchase Program, the Company has repurchased 183,901,110 ordinary shares for the year ended December 31, 2022.

On December 30, 2022, the Company completed its listing by way of introduction on the Main Board of The Stock Exchange of Hong Kong Limited (the “HK Stock Exchange”).